Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings (Parentheticals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unsecured Bank Loans [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings (Parentheticals) [Line Items]
Secured bank loans received	¥ 10,000	¥ 10,000
Unsecured Bank Loan One [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings (Parentheticals) [Line Items]
Secured bank loans received	10,000	10,000
Unsecured Bank Loan Two [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings (Parentheticals) [Line Items]
Secured bank loans received	10,000	10,000
Unsecured Other Borrowings One [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings (Parentheticals) [Line Items]
Secured other borrowings, current	28,000	28,000
Unsecured other borrowings, Non current	23,000	23,000
Unsecured Other Borrowings Two [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings (Parentheticals) [Line Items]
Secured other borrowings, current	10,000	10,000
Unsecured Other Borrowings Three [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings (Parentheticals) [Line Items]
Secured other borrowings, current	20,000	20,000
Unsecured Other Borrowings Four [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of interest-bearing loans and borrowings (Parentheticals) [Line Items]
Secured other borrowings, current	¥ 23,000	¥ 23,000